1. The Company History and Nature of the Business	6 Months Ended
Jun. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. The Company History and Nature of the Business

Fragmented Industry Exchange Inc. (formerly Ontarget Staffing Inc.) was incorporated in the State of Delaware as a for-profit Company on March 7, 2012 and established a fiscal year end of December 31.    We are a development-stage financial acquisition intermediary which will serve buyers and sellers for companies that are in highly fragmented industries.   We plan to do this by developing a secure online, member generated, M&A platform that matches buyers and sellers in specific industries (“Industry Exchanges”) and support users with industry-specific M&A advisory and back office support services (collectively, the “Business Services”).   The Company plans to generate revenue primarily through; (i) membership fees from the Industry Exchanges; and (ii) consulting fees from our Business Services.

The financial statements have been prepared using accounting principles generally accepted in the United States of America applicable for a going concern, which assumes that the Company will realize its assets and discharge its liabilities in the ordinary course of business.   Since inception, the Company has incurred net losses of $149,890 and has a working capital deficit of $83,290 at June 30, 2014. Our ability to continue as a going concern is dependent upon achieving sales growth, management of operating expenses and ability of the Company to obtain the necessary financing to meet its obligations and pay its liabilities arising from normal business operations when they come due, and upon profitable operations.

Should we use up all our revolving credit facility we would need to either borrow funds from our majority shareholder or raise additional capital through equity or debt financings.   We expect our current majority shareholder will be willing and able to provide such additional capital.   However, we cannot be certain that such capital (from our shareholders or third parties) will be available to us or whether such capital will be available on terms that are acceptable to us.   Any such financing likely would be dilutive to existing stockholders and could result in significant financial operating covenants that would negatively impact our business.  If we are unable to raise sufficient additional capital on acceptable terms, we will have insufficient funds to operate our business or pursue our planned growth.

In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein.  The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year.

On July 14, 2014, the Company’s SEC Form S1 filing was declared effective.   As of the date of this report, no capital has been raised as provided for under the Form S1.